Taxes Payable	12 Months Ended
Mar. 31, 2025
Taxes Payable [Abstract]
TAXES PAYABLE	Note 17 – TAXES PAYABLE
	As of March 31, 2025	As of March 31, 2024
	USD	USD
Income taxes payable	92,816	92,816
Other taxes (recovery) payable	(58,953)	(18,725)
Total taxes payable	33,863	74,091